SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - ROMAN DBDR TECH ACQUISITION CORP. - USD ($)	4 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Cash equivalents	$ 0	$ 0
Total Offering Costs		13,206,613
Cash underwriting fees		4,631,200
Deferred Offering Costs Non current	8,104,600	8,104,600
Other offering costs		470,813
Offering Cost Charged To Expense	714,710	714,710
Offering Cost Charged To Stock Holders Equity		12,491,903
Unrecognized tax benefits	0	0
Unrecognized tax benefits accrued for interest and penalties	0	$ 0
Stock Repurchased During Period, Shares		22,415,400
Cash, FDIC Insured Amount	250,000	$ 250,000
Deferred tax asset	34,672
Valuation allowance on deferred tax asset	$ 34,672
Effective tax rate (as a percent)	0.00%
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	22,415,400